Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Convertible Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock	$ 0	$ 1
Undesignated Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock	0	0
Cash and Cash Equivalents, at Carrying Value	625,450	3,547,071
Accounts receivable, net of allowance for doubtful accountsof $5,832 in 2015 and $15,018 in 2014	32,008	86,404
Inventory	291,354	271,871
Prepaid expenses	152,261	128,550
TOTAL CURRENT ASSETS	1,101,073	4,033,896
PROPERTY AND EQUIPMENT, at cost, less accumulated depreciation (Note 4)	5,065	7,840
OTHER ASSETS	11,160	11,106
INTANGIBLE ASSETS, at cost, less accumulated amortization (Note 5)	383,445	613,513
TOTAL ASSETS	1,500,743	4,666,355
Accounts payable	315,651	231,840
Accrued expenses (Note 6)	400,488	369,456
Accrued employee compensation	200,807	2,226
Interest payable, related parties (Note 7)	$ 100,123	81,864
Notes payable, related parties (Note 7)		5,372,743
Warrant liability (Note 11)	$ 267,600	159,626
TOTAL CURRENT LIABILITIES	1,284,669	$ 6,217,755
Non-current portion	5,342,412
TOTAL LIABILITIES	$ 6,627,081	$ 6,217,755
COMMITMENTS AND CONTINGENCIES (Note 12)
Preferred stock		$ 0
COMMON STOCK, par value $0.001, 350,000,000 shares authorized; 63,056,519 issued and outstanding in 2015; 150,000,000 shares authorized; 60,726,519 issued and outstanding in 2014 (Note 9)	$ 63,057	60,727
ADDITIONAL PAID-IN CAPITAL	86,728,528	86,584,472
Retained Earnings (Accumulated Deficit)	(91,891,615)	(88,184,123)
ACCUMULATED OTHER COMPREHENSIVE LOSS	(26,308)	(12,477)
TOTAL STOCKHOLDERS' DEFICIT	(5,126,338)	(1,551,400)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 1,500,743	$ 4,666,355